Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
Common Stock
As of June 30, 2018 and December 31, 2017, the Company had authorized 200,000,000 shares of common stock, par value $0.0001. As of June 30, 2018, the Company had 39,454,821 shares issued and outstanding. As of December 31, 2017, the Company had 39,300,823 shares issued and outstanding.
The holders of shares of the Company’s common stock are entitled to one vote per share on all matters to be voted upon by Exicure stockholders and there are no cumulative rights. Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of the Company’s common stock are entitled to receive ratably any dividends that may be declared from time to time by Exicure’s board of directors (the “Board”) out of funds legally available for that purpose. In the event of the Company’s liquidation, dissolution or winding up, the holders of shares of Exicure common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to prior distribution rights of preferred stock then outstanding. Exicure common stock has no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to Exicure common stock. The outstanding shares of Exicure common stock are fully paid and non-assessable.
Preferred Stock
As of June 30, 2018 and December 31, 2017, the Company had 10,000,000 shares of preferred stock, par value $0.0001 authorized and no shares issued and outstanding.

Stockholders’ Equity
On September 26, 2017, in connection with the Merger, each share of Exicure OpCo common and preferred stock (other than shares of Exicure OpCo’s Series C preferred stock) issued and outstanding immediately prior to the closing of the Merger was converted into 0.49649 shares of Max-1’s common stock, and each share of Exicure OpCo’s Series C preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 0.7666652 shares of Max-1’s common stock. As a result, an aggregate of 26,666,627 shares of the Max-1’s common stock were issued to the holders of Exicure OpCo’s capital stock, which is incremental to the 2,080,000 shares of Max-1’s common stock that were outstanding immediately prior to the Merger. In addition, pursuant to the Merger Agreement options to purchase 7,414,115 shares of Exicure OpCo common stock issued and outstanding immediately prior to the closing of the Merger were assumed by Max-1 and converted into options to purchase 3,680,997 shares of the Max-1’s common stock.
Common Stock
As of December 31, 2017, the Company had 200,000,000 shares of common stock, par value $0.0001 authorized and 39,300,823 shares issued and outstanding.
The holders of shares of the Company’s common stock are entitled to one vote per share on all matters to be voted upon by Exicure stockholders and there are no cumulative rights. Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of the Company’s common stock are entitled to receive ratably any dividends that may be declared from time to time by Exicure’s board of directors (the “Board”) out of funds legally available for that purpose. In the event of the Company’s liquidation, dissolution or winding up, the holders of shares of Exicure common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to prior distribution rights of preferred stock then outstanding. Exicure common stock has no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to Exicure common stock. The outstanding shares of Exicure common stock are fully paid and non-assessable.
Preferred Stock
As of December 31, 2017, the Company had 10,000,000 shares of preferred stock, par value $0.0001 authorized and no shares issued and outstanding.
Private Placement Offering
On September 26, 2017, following the Effective Time of the Merger, the Company sold 6,767,360 shares of Exicure, Inc. common stock pursuant to an initial closing of a private placement offering (the “Offering”) for up to 13,333,333 shares of Exicure, Inc. common stock at a purchase price of $3.00 per share (the “Offering Price”). The aggregate net proceeds from the initial closing of the Offering (after deducting placement agent fees and expenses of the initial offering of $3,037) were $17,235.
On October 27, 2017 and November 2, 2017, Exicure entered into subscription agreements (the “Subscription Agreements”) with several accredited investors (the “Investors”) pursuant to which the Company agreed to issue and sell a total of 3,736,836 shares of the Company’s common stock, par value $0.0001 per share (the “Shares”) resulting in approximately $11,211 in gross proceeds to the Company. These shares were issued in Subsequent Closings of the Offering for up to 13,333,333 shares of common stock (the “Maximum Amount”) at a purchase price of $3.00 per share (the “Sale Price”).
The Company has sold a total of 10,504,196 shares of common stock for a total of approximately $31,513 in connection with all closings of the Offering (before deducting placement agent fees and expenses which are estimated at $3,966). Placement Agents have received an aggregate of $1,968 in cash placement fees and have received warrants to purchase an aggregate of 413,320 shares of Exicure common stock (the “Warrants”) in connection with all closings of the Offering. The Warrants expire on March 27, 2021, have an exercise price of $3.00 per share, and have been issued on the same terms in all closings of the Offering. The warrants to purchase common stock are classified as a liability and presented as a dividend that offsets the gross proceeds of the Offering within the accompanying consolidated statement of equity. The common stock warrant liability will be remeasured each period at fair value. See Note 10, Fair Value Measurements for more information on the common stock warrant liability. The Placement Agents also received 50,000 shares of Exicure common stock in connection with all closings of the Offering.
Subject to certain customary exceptions, investors in the Offering have anti-dilution protection with respect to the shares of common stock sold in the Offering such that if within eighteen (18) months after the initial closing of the Offering the Company issues certain additional shares of common stock or common stock equivalents for a consideration per share less than the Offering Price (the “Lower Price”), each such investor will be entitled to receive from the Company additional shares of common stock in an amount such that, when added to the number of shares of common stock initially purchased by such investor in the Offering and still held of record and beneficially owned by such investor at the time of the dilutive issuance (the “Held Shares”), will equal the number of shares of common stock that such investor’s aggregate purchase price for the Held Shares would have purchased at the Lower Price. Either (i) holders of a majority of the then Held Shares or (ii) a representative of the holders of the then Held Shares, which representative shall be appointed by the three investors who then hold the largest number of Held Shares, may waive the anti-dilution rights of all Offering investors with respect to a particular issuance by the Company.
This price-based anti-dilution protection will automatically terminate upon the earlier date of our receipt of gross proceeds of $40,000 or more in one or more related closings in a bona fide transaction in which we issue shares of common stock or certain common stock equivalents or March 26, 2020.
The Offering was exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506 of Regulation D promulgated by the SEC. The common stock in the Offering was sold to “accredited investors,” as defined in Regulation D, and was conducted on a “reasonable best efforts” basis.
Registration Rights
In connection with the Merger and the Offering, the Company entered into a Registration Rights Agreement, pursuant to which the Company has agreed that promptly, but no later than 60 calendar days from the final closing of the Offering, the Company will file a registration statement with the SEC, or the Registration Statement. Each Investor in the Subsequent Closing also entered into the same registration rights agreement signed by investors in the initial closing of the Offering, which requires that the Company file a “resale” registration statement with the SEC covering the shares of common stock and warrants issued in the Offering, certain other shares of common stock issued in connection with the Company’s recently closed reverse merger, and shares held by the Company’s pre-merger stockholders, within 60 calendar days from the final closing of the Offering. The Company filed and caused to become effective a registration statement with the SEC on February 6, 2018 registering the resale of 39,714,143 shares of our common stock issued in connection with the Reverse Merger and the Private Placement.
Capitalization Prior to the Merger
All share and per share figures herein are retrospectively adjusted to reflect the conversion of each share of Exicure OpCo common and preferred stock (other than shares of Exicure OpCo’s Series C preferred stock), preferred stock warrant liability, and common stock options issued and outstanding immediately prior to the closing of the Merger into 0.49649 shares of the Company’s common stock, and each share of Exicure OpCo’s Series C preferred stock issued and outstanding immediately prior to the closing of the Merger into 0.7666652 shares of the Company’s common stock.
On July 9, 2015, Exicure OpCo converted from a limited liability company into a C corporation. In connection with the corporate conversion, each common unit, Class A unit, Class B-1 unit, Class B-2 unit and Class C unit of AuraSense Therapeutics, LLC issued and outstanding immediately prior to the effectiveness of the corporate conversion was converted into one share of common stock, Series A preferred stock, Series B-1 preferred stock, Series B-2 preferred stock and Series C preferred stock of Exicure OpCo, respectively. Fractional units of AuraSense Therapeutics, LLC that were outstanding prior to the corporate conversion were not converted to shares of stock in Exicure OpCo, resulting in 46 less aggregate shares of outstanding preferred stock of Exicure OpCo as compared to aggregate outstanding preferred units of AuraSense Therapeutics, LLC in connection with the corporate conversion. Each outstanding option to purchase one common unit of AuraSense Therapeutics, LLC was converted into an option to purchase one share of common stock of Exicure OpCo.
Class A Units/Series A Preferred Stock
On December 12, 2011, the Company entered into agreements with AuraSense, LLC: the Bill of Sale, Assignment and Assumption Agreement and the Partial Assignment of License Agreement. In exchange for the contribution of certain assets and agreeing to certain undertakings, the Company provided to AuraSense, LLC 11,381,611 of its Class A units.
For purposes of determining the value of its initial capital contribution, the members of AuraSense Therapeutics, LLC agreed that the Class A units provided to AuraSense, LLC were to be valued at $2.22 per unit or an aggregate value of $25,217. For accounting purposes, however, as the Company and AuraSense, LLC were under common control, the assets and liabilities transferred and the Class A equity contributions were valued at AuraSense, LLC’s net book value. The net book value of AuraSense, LLC’s contribution at inception was $135.
As further discussed above, in connection with the corporate conversion, 11,381,611 Class A units were converted to 11,381,640 shares of Exicure OpCo Series A preferred stock.
Liquidation preference. The Class A units/Series A preferred stock were senior in right of payment only to the common units until such time as they have received aggregate distributions equal to their unreturned cash contribution.
Class B Units/Series B Preferred Stock
The Class B units/Series B preferred stock were divided into two tranches and have been issued in two series: Class B-1/Series B-1 and Class B-2/Series B-2.
Class B-1/Series B-1. On December 12, 2011, the Company sold 2,451,571 of its Class B-1 units at a price per unit of $2.22. Total gross proceeds raised thereby were $5,432 including a receivable of $500 for 225,677 of the sold units. The receivable was collected in 2012. Net proceeds after associated costs and expenses of $61 were $5,371.
Class B-2/Series B-2. On June 27, 2013, the Company sold 1,403,995 of its Class B-2 units at a price per unit of $2.62. Total gross proceeds raised thereby were $3,676 and proceeds net of $35 in financing costs were $3,641.
As further discussed above, in connection with the corporate conversion, 2,451,571 Class B-1 units and 1,403,995 Class B-2 units were converted to 2,451,560 and 1,403,984 shares of Exicure OpCo Series B-1 and Series B-2 preferred stock, respectively.
Liquidation preference. The Class B units/Series B preferred stock were senior to the Class A units/Series A preferred stock and common units/stock in their right to payment until such time as they have received aggregate distributions equal to their unreturned cash contribution.
Class C Units/Series C Preferred Stock
On June 13, 2014, the Company sold 4,532,112 of its Class C units at a price per unit of $3.00. Total gross proceeds raised thereby were $13,596. Net proceeds after associated costs and expenses of $117 were $13,479.
On February 6, 2015, the Company sold 1,541,168 of its Class C units at a price of $3.00 per unit. Total gross proceeds raised thereby were $4,624. Net proceeds after associated costs and expenses of $43 were $4,581.
As further discussed above, in connection with the corporate conversion, 6,073,280 Class C units were converted to 6,073,226 shares of Exicure OpCo Series C preferred stock.
In October 2015, the Company sold 5,016,134 shares of its Series C preferred stock at a price of $3.00 per share. Total gross proceeds raised thereby were $15,048. Net proceeds after associated costs and expenses of $69 were $14,979.
On January 11, 2016, the Company sold 149,999 shares of its Series C preferred stock at a price of $3.00 per share. Total gross proceeds raised thereby were $450. Net proceeds after associated costs and expenses of $6 were $444.
Liquidation preference. The Class C units/Series C preferred stock were senior to the Class A and Class B units/preferred stock and common units/stock in rights and privileges as established in the Exicure OpCo Operating Agreement. Principal among the rights of Class C units/preferred stock was the creation of the Class C liquidation preference whereby, in the event of a liquidation event (i.e., a liquidation, dissolution or winding up of the Company or a sale of the Company), the Class C preferred unit/stock holders were entitled to receive 1.5 times the aggregate cash contribution of all holders of Class C preferred units/stock.